Concentrations of Credit Risk and Major Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Concentrations Of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS
NOTE 11 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the three and nine months ended September 30, 2012 and 2011, customers accounting for 10% or more of the Company’s revenue were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Customer	2012	2011	2012	2011
A	20%	27%	16%	28%
B	32%	21%	12%	26%
C	13%	24%	14%	14%
D	*	18%	*	*
E	17%	*	14%	*
F	*	*	11%	*
G	*	*	13%	*

*	Less than10%

Three of the Company’s top five largest customers for the nine months ended September 30, 2012 accounted for 100% of the Company’s accounts receivable at September 30, 2012. The Company did not have any accounts receivable at December 31, 2011.

Suppliers

For the three and nine months ended September 30, 2012, the Company did not make any purchases of yew seedlings. In connection with an agreement to acquire a land use right (see Note 15) in July 2012 (the “Fuye Field Agreement”), the Company acquired more than 80,000 trees - which are not yew trees - for approximately $2.2 million (the amount was included in the land use right agreement as part of the purchase price) from an individual.  For the three and nine months ended September 30, 2012, this purchase  accounted for 100% and 95%, respectively, of the Company’s purchase of yew seedlings and other trees  and the Company had accounts payable of $895,532 related to the supplier at September 30, 2012. For the three months ended September 30, 2011, the Company did not make any purchases of yew seedlings. For the nine months ended September 30, 2011, one company accounted for 94% of the Company’s purchase of yew seedlings and the Company had accounts payable of $2,379,308 related to the supplier at September 30, 2011.

NOTE 9 — CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2011 and 2010, customers accounting for 10% or more of the Company’s revenue were as follows:

	Years ended December 31,
Customer	2011	2010
A	5%	19%
B	23%	26%
C	*	13%
D	10%	10%
E	29%	*
F	13%	*

*	Below 1%

We did not have any accounts receivable amount at December 31, 2011 and 2010.

Suppliers

For the year ended December 31, 2011, a third party supplier accounted 97% of its purchase and the Company had $1,313,982 accounts payable related to the supplier at December 31, 2011. For the year ended December 31, 2010, other than a related party supplier a related party company Heilongjiang Zishan Technology Co., Ltd. (see Note 10), the Company did not have any suppliers accounted for more than 10% of its purchases.